Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2021 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—28.1%
	AUSTRALIAN DOLLAR—0.7%
	Sovereign—0.7%
120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$99,498
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	83,295
475,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	399,079
	TOTAL	581,872
	BRITISH POUND—5.3%
	Sovereign—5.3%
600,000	United Kingdom, Government of, 2.750%, 9/7/2024	910,406
350,000	United Kingdom, Government of, 3.250%, 1/22/2044	670,017
310,000	United Kingdom, Government of, 4.250%, 12/7/2027	538,144
200,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	398,136
660,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	946,355
380,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	717,461
	TOTAL	4,180,519
	CANADIAN DOLLAR—1.3%
	Sovereign—1.3%
145,000	Canada, Government of, 1.500%, 6/1/2023	116,869
855,000	Canada, Government of, Series WL43, 5.75%, 6/1/2029	906,995
	TOTAL	1,023,864
	EURO—15.1%
	Consumer Products—0.4%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	273,812
	Oil & Gas—0.9%
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	722,126
	Sovereign—13.8%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	141,593
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	293,279
495,000	France, Government of, 0.500%, 5/25/2025	622,702
220,000	France, Government of, 2.750%, 10/25/2027	320,094
300,000	France, Government of, 4.250%, 10/25/2023	409,125
600,000	France, Government of, Bond, 4.500%, 4/25/2041	1,293,763
370,000	France, Government of, O.A.T., 5.500%, 4/25/2029	655,758
200,000	Germany, Government of, 2.500%, 7/4/2044	378,532
410,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	824,290
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	70,210
400,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	493,386
740,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	969,631
385,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	610,002
340,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	440,711
290,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	475,442
240,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	299,754
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	158,051
600,000	Spain, Government of, 4.200%, 1/31/2037	1,096,969

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
400,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	$529,110
485,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	673,661
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	33,577
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	117,107
	TOTAL	10,906,747
	JAPANESE YEN—5.6%
	Sovereign—5.6%
106,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,149,368
170,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,802,611
123,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,419,159
	TOTAL	4,371,138
	POLISH ZLOTY—0.1%
	Sovereign—0.1%
350,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	101,283
	TOTAL BONDS (IDENTIFIED COST $21,534,763)	22,161,361
	U.S. TREASURY—5.1%
500,000	United States Treasury Note, 0.500%, 3/15/2023	503,520
3,600,000	United States Treasury Note, 0.500%, 8/31/2027	3,478,210
	TOTAL U.S. TREASURY (IDENTIFIED COST $4,080,750)	3,981,730
	PURCHASED CALL OPTION—0.1%
	Foreign Currency—0.1%
31,100,000	MXN CALL/JPY PUT, Barclays, Notional Amount $31,000,000, Exercise Price $5.263, Expiration Date 3/29/2021	9,499
31,000,000	MXN CALL/JPY PUT, Barclays, Notional Amount $31,000,000, Exercise Price $5.289, Expiration Date 7/29/2021	27,465
165,000	EUR CALL/USD PUT, Credit Agricole, Notional Amount $136,986, Exercise Price $1.205, Expiration Date 3/2/2021	633
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $53,611)	37,597
	PURCHASED PUT OPTION—0.0%
	Foreign Currency—0.0%
2,992,500	EUR PUT/USD CALL, JPMorgan, Notional Amount $2,500,000, Exercise Price $1.197, Expiration Date 3/15/2021	8,817
2,000,000	EUR PUT/PLN CALL, JPMorgan, Notional Amount $2,000,000, Exercise Price $4.470, Expiration Date 3/4/2021	674
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $19,364)	9,491
	REPURCHASE AGREEMENTS—3.7%
2,916,000	Interest in $80,000,000 joint repurchase agreement, 0.03% dated 2/26/2021 under which BNP Paribas will repurchase the securities provided as collateral for $80,000,200 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 9/1/2050 and the market value of those underlying securities was $81,600,205.	2,916,000
	INVESTMENT COMPANY—64.9%
5,009,064	Emerging Markets Core Fund (IDENTIFIED COST $51,232,263)	51,192,629
	TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $79,836,751)	80,298,808
	OTHER ASSETS AND LIABILITIES - NET—(1.9)%[1]	(1,459,455)
	TOTAL NET ASSETS—100%	$78,839,353

At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[2]Euro Bund Futures	2	EUR 418,431	March 2021	$(9,192)
2JPN 10Y BOND	6	JPY 478,071	March 2021	$(27,039)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(36,231)
The average notional value of long futures contracts held by the Fund throughout the period was $3,635,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding written options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollar
Call Options:
2BNP Paribas	GBP CALL/USD PUT	$46,925	6/9/2021	$1.400	$(1,065)
2JPMorgan	USD CALL/MXN PUT	$400,000	5/20/2021	$21.400	$(10,011)
Put Options:
[2]Barclays	MXN PUT/JPY CALL	$31,100,000	3/29/2021	$4.929	$(14,575)
[2]Barclays	MXN PUT/JPY CALL	$31,000,000	7/29/2021	$4.750	$(34,389)
(PREMIUM RECEIVED $61,356)					$(60,040)
The average market value of purchased options and written options held by the Fund throughout the period was $26,308 and $31,557, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/2/2021	BNY Mellon	886,954 EUR	$1,075,024	$(4,870)
3/4/2021	Credit Agricole	$82,500	67,794 EUR	$695
4/15/2021	BNP Paribas	264,223,325 COP	$74,488	$(2,156)
4/15/2021	Credit Agricole	410,141 BRL	$74,820	$(1,761)
4/15/2021	Credit Agricole	1,498,140 MXN	$74,327	$(3,087)
4/26/2021	Bank of America	500,000 AUD	$379,984	$4,818
4/26/2021	Bank of America	1,900,000 EUR	1,692,911 GBP	$(63,719)
4/26/2021	BNP Paribas	700,000 PEN	$192,747	$(876)
4/26/2021	Citibank	500,000 GBP	$686,302	$10,499
4/26/2021	Citibank	1,300,000 GBP	$1,830,854	$(19,172)
4/26/2021	Citibank	$750,000	2,788,996 PLN	$5,380
4/26/2021	Citibank	$750,000	2,817,411 PLN	$(2,206)
4/26/2021	Citibank	$1,500,000	5,593,077 PLN	$6,732
4/26/2021	Credit Agricole	800,000,000 COP	$223,005	$(4,086)
4/26/2021	Credit Agricole	2,000,000 EUR	9,013,344 PLN	$9,916
4/26/2021	Credit Agricole	6,750,000 EUR	$8,216,893	$(61,735)
4/26/2021	Credit Agricole	28,000,000 RUB	$375,024	$(1,918)
4/26/2021	Goldman Sachs	450,000,000 COP	$129,465	$(6,323)
4/26/2021	JPMorgan	1,900,000 EUR	$2,302,335	$(6,809)
4/26/2021	JPMorgan	9,000,000 RUB	$120,899	$(971)
4/26/2021	Morgan Stanley	320,000 AUD	$249,032	$(2,759)
4/26/2021	State Street	3,100,000 EUR	4,866,169 AUD	$305
6/11/2021	Bank of America	621,102 MXN	$30,784	$(1,421)
6/11/2021	Citibank	41,384 AUD	$31,162	$688
6/11/2021	Citibank	40,337 CAD	$31,336	$361

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
6/11/2021	Citibank	27,614 CHF	$31,280	$(837)
6/11/2021	Citibank	23,554 GBP	$31,361	$1,468
6/11/2021	Citibank	3,243,349 JPY	$31,410	$(947)
6/11/2021	Credit Agricole	25,700 EUR	$31,419	$(338)
6/11/2021	Credit Agricole	25,932 EUR	$31,452	$(91)
6/11/2021	Credit Agricole	2,289,866 INR	$30,553	$130
6/11/2021	Credit Agricole	2,292,860 INR	$30,471	$252
6/11/2021	Credit Agricole	3,263,702 JPY	$31,396	$(742)
6/11/2021	HSBC	204,790 CNY	$31,046	$403
6/11/2021	HSBC	204,997 CNY	$30,983	$498
6/11/2021	HSBC	627,099 MXN	$30,789	$(1,143)
6/11/2021	Morgan Stanley	158,859 BRL	$30,997	$(2,788)
6/11/2021	Morgan Stanley	159,456 BRL	$31,090	$(2,774)
6/11/2021	Morgan Stanley	107,010,469 COP	$31,113	$(1,896)
6/11/2021	Morgan Stanley	108,846,008 COP	$31,226	$(1,508)
6/11/2021	Morgan Stanley	441,662,813 IDR	$30,808	$(83)
6/11/2021	Morgan Stanley	441,819,375 IDR	$30,773	$(36)
6/11/2021	State Street	41,846 AUD	$31,157	$1,049
6/11/2021	State Street	40,124 CAD	$31,318	$212
6/11/2021	State Street	27,695 CHF	$31,311	$(778)
6/11/2021	State Street	23,373 GBP	$31,343	$1,233
Contracts Sold:
4/26/2021	Bank of America	1,900,000 EUR	1,677,202 GBP	$41,826
4/26/2021	Bank of America	$500,000	629,688 CAD	$(5,160)
4/26/2021	BNP Paribas	900,000 GBP	24,463,972 MXN	$(92,166)
4/26/2021	Citibank	$600,000	63,213,444 JPY	$(6,554)
4/26/2021	Credit Agricole	$3,000,000	11,198,730 PLN	$(10,107)
4/26/2021	JPMorgan	620,000 EUR	979,836 AUD	$5,020
4/26/2021	JPMorgan	$8,135,000	841,147,774 JPY	$(238,327)
4/26/2021	State Street	2,480,000 EUR	3,915,690 AUD	$17,269
4/26/2021	State Street	300,000 GBP	519,986 CAD	$(9,450)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(450,840)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $35,751,000 and $35,701,717 respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Value for Written Options are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2020	$34,874,345
Purchases at Cost	23,182,608
Proceeds from Sales	(6,600,000)
Change in Unrealized Appreciation/Depreciation	$(644,578)
Net Realized Gain/(Loss)	$380,254
Value as of 2/28/2021	$51,192,629
Shares Held as of 2/28/2021	5,009,064
Dividend Income	$940,639

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1
Assets, other than investments in securities, less liabilities.
2
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$22,161,361	$—	$22,161,361
Purchased Call Option	—	37,597	—	37,597
Purchased Put Option	—	9,491	—	9,491
Repurchase Agreement	—	2,916,000	—	2,916,000
Investment Company	51,192,629	—	—	51,192,629
U.S. Treasury	—	3,981,730	—	3,981,730
TOTAL SECURITIES	$51,192,629	$29,106,179	$—	$80,298,808
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$108,754	$—	$108,754
Liabilities
Futures Contracts	(36,231)	—	—	(36,231)
Written Call Options	(11,076)	—	—	(11,076)
Written Put Options	(48,964)	—	—	(48,964)
Foreign Exchange Contracts	—	(559,594)	—	(559,594)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(96,271)	$(450,840)	$—	$(547,111)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
USD	—United States Dollar